RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Disclosure of transactions between related parties [line items]
Due to directors and management for remuneration and expense reimbursements	$ 414,571	$ 451,105	$ 452,658
Amounts due from directors and management related to the payment of withholding amounts		$ 36,605